Goodwill and Other Intangible Assets - Gross Carrying Amounts and Accumulated Amortization for Identified Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Useful Life on Acquisition Date	24 years 3 months 19 days
Finite-lived intangible assets, Gross Carrying Amount	$ 1,405.8	$ 1,405.8
Accumulated Amortization	(246.3)	(161.9)
indefinite-lived intangible assets, Gross Carrying Amount	11.0	11.0
Total intangible assets	$ 1,416.8	1,416.8
VODA
Finite-Lived Intangible Assets [Line Items]
Useful Life on Acquisition Date	35 years
Finite-lived intangible assets, Gross Carrying Amount	$ 782.0	782.0
Accumulated Amortization	$ (66.2)	(43.5)
VOCRA
Finite-Lived Intangible Assets [Line Items]
Useful Life on Acquisition Date	10 years
Finite-lived intangible assets, Gross Carrying Amount	$ 361.8	361.8
Accumulated Amortization	$ (105.5)	(69.4)
Trade names
Finite-Lived Intangible Assets [Line Items]
Useful Life on Acquisition Date	17 years
Finite-lived intangible assets, Gross Carrying Amount	$ 190.0	190.0
Accumulated Amortization	$ (32.6)	(21.4)
Technology
Finite-Lived Intangible Assets [Line Items]
Useful Life on Acquisition Date	5 years
Finite-lived intangible assets, Gross Carrying Amount	$ 72.0	72.0
Accumulated Amortization	$ (42.0)	$ (27.6)